Reconciliation of liabilities arising from financing activities (Parenthetical) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Subordinated bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning period	S/ 4,387,743	S/ 5,424,401		S/ 5,247,389
New issues	3,222,663	0		0
Amortization of principal	(2,538,420)	(977,009)		0
Exchange difference	396,089	(69,875)		201,001
Changes in fair value	0	421		(55,106)
Discontinuing of hedge	0	0	[1]	0
Others	(86,752)	9,805		31,117
Ending Period	5,381,323	4,387,743		5,424,401
Subordinated bonds | Amortized Cost
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning period	4,387,743	5,424,401		2,257,516
New issues	3,222,663	0		0
Amortization of principal	(2,538,420)	(977,009)		0
Exchange difference	396,089	(69,875)		183,791
Changes in fair value	0	421		164
Discontinuing of hedge	0	0	[1]	2,951,813
Others	(86,752)	9,805		31,117
Ending Period	5,381,323	4,387,743		5,424,401
Subordinated bonds | Fair value
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning period	0	0		2,989,873
New issues	0	0		0
Amortization of principal	0	0		0
Exchange difference	0	0		17,210
Changes in fair value	0	0		(55,270)
Discontinuing of hedge	0	0	[1]	(2,951,813)
Others	0	0		0
Ending Period	0	0		0
Fair value hedge
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning period	0	0		(34,290)
New issues	0	0		0
Amortization of principal	0	0		(9,245)
Exchange difference	0	0		(293)
Changes in fair value	0	0		31,185
Discontinuing of hedge	0	0	[1]	0
Others	0	0		12,643
Ending Period	S/ 0	S/ 0		S/ 0

[1]	During the first quarter of 2018, the Group discontinued the fair value hedge of certain liability bonds that were classified to fair value; as a result, these bonds were reclassified as financial liabilities at amortized cost.